STOCK-BASED COMPENSATION - DSU and RSU Activity (Details) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, beginning of period	$ 54.0
Fair value, end of period	$ 192.0	$ 54.0
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	772	1,011
Settled for cash (shares) | shares	(205)	(384)
Granted (shares) | shares	82	145
Credits for dividends (shares) | shares	0	0
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	649	772
Fair value, beginning of period	$ 12.0	$ 18.3
Aggregate share-based liability, fair value, other equity instruments, exercised or vested	(7.1)	(6.7)
Aggregate share-based liability, fair value, other equity instruments, granted	2.1	2.5
Aggregate share-based liability fair value, other equity instruments, credit for dividends	0.0	0.0
Increase (decrease) in aggregate share-based liability, fair value, other equity instruments	21.4	(2.1)
Fair value, end of period	$ 28.4	$ 12.0
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding beginning of period (shares) | shares	3,686	2,855
Settled for cash (shares) | shares	(2,121)	(1,665)
Granted (shares) | shares	2,183	2,395
Credits for dividends (shares) | shares	75	101
Increase (decrease) in number of shares outstanding | shares	0	0
Number of units outstanding end of period (shares) | shares	3,823	3,686
Fair value, beginning of period	$ 39.3	$ 34.0
Aggregate share-based liability, fair value, other equity instruments, exercised or vested	(45.6)	(31.3)
Aggregate share-based liability, fair value, other equity instruments, granted	98.2	37.6
Aggregate share-based liability fair value, other equity instruments, credit for dividends	1.9	1.7
Increase (decrease) in aggregate share-based liability, fair value, other equity instruments	25.7	(2.7)
Fair value, end of period	$ 119.5	$ 39.3